Other Current Assets and Other Current Financial Assets - Summary of Other Current Financial Assets (Detail) $ in Millions, $ in Millions		Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	[2]	Dec. 31, 2017 MXN ($)
Disclosure Of Other Current Financial Assets [abstract]
Restricted cash		$ 101			$ 504
Derivative financial instruments (see Note 20)		735			233
Note receivables	[1]	42			19
Other current financial assets		$ 878	$ 45		$ 756

[1]	The carrying value approximates its fair value as of December 31, 2018 and 2017.
[2]	Convenience translation to U.S. dollars ($) - See Note 2.2.3